Right-of-use Asset and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Asset And Lease Liability
Schedule of right of use asset

Consolidated	Balance as of	Additions	Amorti-	Loss on	Reclassi-	Balance as of
	January 1, 2023		zation	disposal	fication (a)	December 31, 2023

Real estate	136,489	51,192	(11,874)	(2,737)	(10,456)	162,614
Vehicles	113,018	27,065	(54,082)	-	(526)	85,475
Equipment	11,873	4,629	(11,161)	(323)	(507)	4,511
	261,380	82,886	(77,117)	(3,060)	(11,489)	252,600
(a) Reclassification to Assets classified as held for sale (Note 39)

Consolidated	Balance as of	Additions		Loss on	Balance as of
	January 1, 2022		Amortization	disposal	December 31, 2022

Real estate	120,929	27,770	(10,679)	(1,531)	136,489
Vehicles	67,833	90,399	(45,044)	(170)	113,018
Equipment	15,294	5,522	(8,943)	-	11,873
	204,056	123,691	(64,666)	(1,701)	261,380

Schedule of changes in lease liability

Balance as of January 1, 2022	212,734
Additions	123,691
Charges	20,462
Amortization - principal	(60,200)
Payment - charges	(21,151)
Loss on disposal	(1,780)
Balance as of December 31, 2022	273,756
Additions	82,886
Charges	25,506
Amortization - principal	(72,334)
Payment - charges	(25,465)
Loss on disposal	(2,334)
Reclassification (a)	(11,573)
Balance as of December 31, 2023	270,442
Current	49,742
Noncurrent	220,700
(a) Reclassification to Liabilities classified as held for sale (Note 39).

Schedule of maturity of noncurrent installments

2025	40,844
2026	38,160
2027	18,002
2028	15,549
2029	13,809
After 2029	229,837
Undiscounted amounts	356,201
Imputed interest	(135,501)
Lease liabilities balance	220,700

Schedule of potential right to pis/cofins recoverable

Cash Flows	Nominal value	Present value
Lease consideration	482,953	270,442
Potential Pis/Cofins	34,299	20,647

Schedule of impact of forecast inflation on discounted cash flows

Consolidated	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	270,442	333,597	23.35%
Right to use assets	252,600	286,433	13.39%
Financial expense	24,290	29,653	22.08%
Amortization expense	74,582	79,601	6.73%

Schedule of commitments from leases and rentals

Consolidated	Less than		Over
	1 year	1 to 5 years	5 years	12.31.2023
Commitments from leases and rentals	11,050	47,613	257,488	316,151

Schedule of receivable from leases

Consolidated	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2023
Facilities sharing	2,082	8,327	26,665	37,074